Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 891	$ 1,015
Work-in-process	518	867
Finished goods	1,114	1,512
Total inventories	$ 2,523	$ 3,394